Putnam Short Term Investment Fund
The fund's portfolio
10/31/24 (Unaudited)

REPURCHASE AGREEMENTS (64.3%)(a)
	Principal amount	Value
Interest in $100,000,000 joint tri-party term repurchase agreement dated 10/31/2024 with BNP Paribas Securities Corp. due 11/1/2024 - maturity value of $9,601,296 for an effective yield of 4.860% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 7.000% and due dates ranging from 12/31/2025 to 5/15/2058, valued at $102,013,817)	$9,600,000	$9,600,000
Interest in $365,600,000 joint tri-party repurchase agreement dated 10/31/2024 with Citigroup Global Markets, Inc. due 11/1/2024 - maturity value of $99,713,432 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.000% to 7.000% and due dates ranging from 10/31/2026 to 10/20/2054, valued at $372,912,012)	99,700,000	99,700,000
Interest in $475,400,000 joint tri-party repurchase agreement dated 10/31/2024 with HSBC Securities (USA), Inc. due 11/1/2024 - maturity value of $209,663,242 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.730% to 6.500% and due dates ranging from 6/1/2031 to 9/1/2054, valued at $484,973,329)	209,635,000	209,635,000
Interest in $300,000,000 joint tri-party repurchase agreement dated 10/31/2024 with JPMorgan Securities, LLC due 11/1/2024 - maturity value of $59,505,016 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 6.500% and due dates ranging from 10/1/2030 to 10/1/2054, valued at $306,041,226)	59,497,000	59,497,000
Interest in $50,000,000 repurchase agreement dated 10/31/2024 with Barclays Capital, Inc. due 11/1/2024 - maturity value of $50,006,750 for an effective yield of 4.860% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 1.375% and a due date of 10/31/2028, valued at $50,949,614)	50,000,000	50,000,000
Interest in $50,000,000 tri-party repurchase agreement dated 10/31/2024 with Bank of Montreal due 11/1/2024 - maturity value of $50,006,736 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 4.000% to 7.000% and due dates ranging from 8/20/2045 to 8/20/2064, valued at $51,006,872)	50,000,000	50,000,000
Interest in $75,000,000 tri-party repurchase agreement dated 10/31/2024 with Bank of Nova Scotia due 11/1/2024 - maturity value of $75,010,083 for an effective yield of 4.840% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.500% to 4.875% and due dates ranging from 2/28/2025 to 8/15/2051, valued at $76,510,313)	75,000,000	75,000,000
Interest in $260,000,000 tri-party repurchase agreement dated 10/31/2024 with Barclays Capital, Inc. due 11/1/2024 - maturity value of $260,035,100 for an effective yield of 4.860% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 1.250% to 1.375% and due dates ranging from 4/30/2028 to 11/15/2031, valued at $265,235,830)	260,000,000	260,000,000
Interest in $317,625,000 tri-party repurchase agreement dated 10/31/2024 with BofA Securities, Inc. due 11/1/2024 - maturity value of $317,667,791 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.500% and due dates ranging from 5/1/2035 to 11/15/2059, valued at $323,977,500)	317,625,000	317,625,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/31/2024 with BofA Securities, Inc. due 11/1/2024 - maturity value of $100,013,444 for an effective yield of 4.840% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 1.750% to 4.125% and due dates ranging from 10/31/2029 to 2/15/2034, valued at $102,000,006)	100,000,000	100,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/31/2024 with Citigroup Global Markets, Inc. due 11/1/2024 - maturity value of $100,013,444 for an effective yield of 4.840% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.625% to 2.250% and due dates ranging from 5/15/2030 to 2/15/2053, valued at $102,000,075)	100,000,000	100,000,000
Interest in $95,800,000 tri-party repurchase agreement dated 10/31/2024 with Goldman Sachs & Co. LLC due 11/1/2024 - maturity value of $95,812,933 for an effective yield of 4.860% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 3.000% to 6.500% and due dates ranging from 3/1/2027 to 10/1/2054, valued at $97,716,001)	95,800,000	95,800,000
Interest in $300,000,000 tri-party repurchase agreement dated 10/31/2024 with JPMorgan Securities, LLC due 11/1/2024 - maturity value of $300,040,333 for an effective yield of 4.840% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 5.000% and a due date of 9/30/2025, valued at $306,041,229)	300,000,000	300,000,000
Interest in $165,554,000 tri-party repurchase agreement dated 10/31/2024 with Royal Bank of Canada due 11/1/2024 - maturity value of $165,576,304 for an effective yield of 4.850% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 6.000% and due dates ranging from 12/31/2025 to 5/1/2054, valued at $168,887,925)	165,554,000	165,554,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2024 with BNP Paribas Securities Corp., 5.000% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.300% to 8.368% and due dates ranging from 2/12/2025 to perpetual maturity, valued at $26,254,206) (France)(IR)(EG)	25,000,000	25,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2024 with RBC Capital Markets, LLC, 5.050% (collateralized by Corporate Debt Securities with coupon rates ranging from zero % to 7.000% and due dates ranging from 12/5/2024 to 4/10/2054, valued at $26,253,682) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,942,411,000)		$1,942,411,000

COMMERCIAL PAPER (19.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	4.611	4/1/25	$19,850,000	$19,465,056
Australia and New Zealand Banking Group, Ltd. (Australia)	5.080	8/21/25	20,100,000	20,099,560
Banco Santander SA (5.07) (Spain)	5.050	3/10/25	12,000,000	12,002,177
Bank of Montreal (Canada)	5.500	6/10/25	20,000,000	19,455,730
Bank of Nova Scotia (The) (Canada)	5.190	1/8/25	15,450,000	15,457,493
BNP Paribas SA/New York, NY (France)	5.231	2/18/25	16,210,000	15,984,124
BPCE SA (France)	4.742	12/23/24	30,000,000	29,793,344
Canadian Imperial Bank of Commerce (Canada)	5.120	3/5/25	16,500,000	16,511,363
Commonwealth Bank of Australia (Australia)	5.130	9/29/25	18,750,000	18,749,688
Commonwealth Bank of Australia (Australia)	5.070	7/7/25	17,250,000	17,250,408
Commonwealth Bank of Australia (Australia)	5.020	11/12/24	18,500,000	18,500,726
DNB Bank ASA (Norway)	5.500	5/28/25	21,000,000	20,459,621
DNB Bank ASA (Norway)	5.457	11/22/24	10,000,000	9,971,355
DNB Bank ASA (Norway)	4.660	3/26/25	17,000,000	16,688,169
ING (U.S.) Funding, LLC	5.080	6/5/25	24,500,000	24,510,878
ING (U.S.) Funding, LLC	5.050	11/20/24	17,000,000	17,001,441
Lloyds Bank PLC (United Kingdom)	5.458	11/7/24	20,000,000	19,981,236
National Australia Bank, Ltd. (Australia)	5.020	3/28/25	20,250,000	20,256,915
National Bank of Canada (Canada)	4.739	1/22/25	13,000,000	12,860,549
Nordea Bank ABP (Finland)	5.000	2/20/25	24,000,000	24,004,308
NRW.Bank (Germany)	4.615	4/9/25	19,850,000	19,452,265
Rabobank Nederland NV/NY (Netherlands)	5.440	11/13/24	20,000,000	19,965,633
Royal Bank of Canada (Canada)	5.170	7/11/25	20,500,000	20,515,180
Royal Bank of Canada (Canada)	5.160	4/17/25	19,250,000	19,264,181
Royal Bank of Canada/New York, NY (Canada)	5.380	11/4/24	7,500,000	7,500,329
Societe Generale SA (France)	5.420	11/8/24	8,600,000	8,601,058
Sumitomo Mitsui Banking Corp. (Japan)	5.050	3/4/25	17,750,000	17,754,872
Totalenergies Capital SA (France)	5.302	12/10/24	10,750,000	10,693,921
Totalenergies Capital SA (France)	4.873	11/4/24	15,000,000	14,991,956
Totalenergies Capital SA (France)	4.872	11/7/24	15,850,000	15,835,099
Totalenergies Capital SA (France)	4.772	12/30/24	15,000,000	14,883,625
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	5.140	4/8/25	19,000,000	19,003,105
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	4.764	4/8/25	10,000,000	9,794,316
Westpac Banking Corp. (Australia)	5.070	7/2/25	19,750,000	19,755,500

Total commercial paper (cost $586,732,999)				$587,015,181

CERTIFICATES OF DEPOSIT (11.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA FRN	5.140	6/3/25	$21,750,000	$21,760,882
Bank of America, NA FRN	5.120	2/14/25	14,750,000	14,756,662
Bank of Montreal/Chicago, IL FRN (Canada)	5.170	8/12/25	12,250,000	12,254,502
Bank of Nova Scotia/Houston FRN	5.170	10/24/25	19,000,000	18,999,226
Bank of Nova Scotia/Houston FRN	5.120	2/6/25	18,650,000	18,659,733
BNP Paribas SA/New York, NY FRN (France)	5.090	6/3/25	7,150,000	7,152,310
Canadian Imperial Bank of Commerce/New York, NY	5.550	4/17/25	17,000,000	17,067,084
Citibank, NA FRN	5.200	1/10/25	16,000,000	16,007,907
Citibank, NA FRN	5.170	10/24/25	9,750,000	9,750,536
Citibank, NA FRN	5.160	9/22/25	9,750,000	9,751,917
Credit Agricole Corporate and Investment Bank/New York FRN (France)	5.100	6/13/25	22,500,000	22,503,209
Intesa Sanpaolo SPA/New York, NY FRN	5.770	8/18/25	10,580,000	10,604,948
Mitsubishi UFJ Trust & Banking Corp./NY FRN	5.020	12/3/24	20,250,000	20,251,760
Mizuho Bank, Ltd./New York, NY FRN	5.050	2/5/25	10,000,000	10,002,259
Mizuho Bank, Ltd./New York, NY FRN	5.020	11/21/24	10,000,000	10,000,719
Mizuho Bank, Ltd./New York, NY FRN	5.010	12/9/24	4,000,000	4,000,441
Nordea Bank ABP/New York, NY FRN	4.930	12/4/24	14,850,000	14,850,399
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	5.140	3/7/25	8,750,000	8,754,714
Sumitomo Mitsui Trust Bank, Ltd./New York FRN	5.050	3/3/25	20,250,000	20,254,694
Svenska Handelsbaken/New York, NY (Sweden)	4.730	12/17/24	14,000,000	14,003,194
Toronto-Dominion Bank/NY FRN (Canada)	5.200	8/15/25	22,250,000	22,264,379
Toronto-Dominion Bank/NY FRN (Canada)	5.150	4/1/25	10,217,000	10,222,621
Wells Fargo Bank, NA FRN	5.170	1/17/25	16,750,000	16,759,802
Westpac Banking Corp./NY (Australia)	5.520	4/17/25	20,075,000	20,147,297

Total certificates of deposit (cost $350,528,128)				$350,781,195

ASSET-BACKED COMMERCIAL PAPER (5.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Chariot Funding, LLC	4.832	11/15/24	$19,000,000	$18,961,889
Chariot Funding, LLC	4.770	12/2/24	18,200,000	18,122,816
CRC Funding, LLC	5.433	11/5/24	21,500,000	21,485,571
Fairway Finance Co., LLC (Canada)	4.693	3/13/25	12,000,000	11,796,045
Gotham Funding Corp. (Japan)	4.734	12/20/24	24,000,000	23,842,167
Manhattan Asset Funding Co., LLC (Japan)	4.756	11/19/24	19,500,000	19,450,566
Manhattan Asset Funding Co., LLC (Japan)	4.749	12/2/24	11,000,000	10,953,350
MetLife Short Term Funding, LLC	5.020	11/1/24	14,500,000	14,500,048
Sheffield Receivables Co., LLC (United Kingdom)	5.000	12/16/24	10,000,000	10,001,464
Sheffield Receivables Co., LLC (United Kingdom)	4.818	11/8/24	7,000,000	6,992,481
Sheffield Receivables Co., LLC (United Kingdom)	4.765	11/20/24	12,000,000	11,967,924

Total asset-backed commercial paper (cost $168,094,628)				$168,074,321

CORPORATE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Mizuho Markets Cayman LP 144A sr. unsec. FRN Ser. MTN, (US SOFR + 0.28%), 5.315%, 1/17/25 (Cayman Islands)	$12,350,000	$12,352,727

Total corporate bonds and notes (cost $12,350,000)		$12,352,727
TOTAL INVESTMENTS

Total investments (cost $3,060,116,755)		$3,060,634,424

	Key to holding's abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,023,072,802.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.8%
	France	6.2
	Canada	5.5
	Australia	4.4
	Japan	2.6
	United Kingdom	1.6
	Norway	1.5
	Puerto Rico	1.0
	Finland	0.8
	Netherlands	0.7
	Germany	0.6
	Sweden	0.5
	Cayman Islands	0.4
	Spain	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,982,872,207 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$168,074,321	$—
Certificates of deposit	—	350,781,195	—
Commercial paper	—	587,015,181	—
Corporate bonds and notes	—	12,352,727	—
Repurchase agreements	—	1,942,411,000	—

Totals by level	$—	$3,060,634,424	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com